Annual Operating Expenses - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - Fidelity Advisor Series Growth Opportunities Fund - Fidelity Advisor Series Growth Opportunities Fund
	Jan. 28, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.01%

[1]	A For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.